Other items from operating activities (Tables)	12 Months Ended
Dec. 31, 2022
Other items from operating activities
Schedule of other income and other expense

For the year ended December 31, (M$)	2022	2021	2020
Gains on disposal of assets	2,244	890	961
Foreign exchange gains	379	227	746
Other	226	195	530
OTHER INCOME	2,849	1,312	2,237

Losses on disposal of assets	(2,613)	(436)	(52)
Foreign exchange losses	(1,023)	(702)	(320)
Amortization of other intangible assets (excl. mineral interests)	(430)	(448)	(343)
Other	(3,278)	(731)	(791)
OTHER EXPENSE	(7,344)	(2,317)	(1,506)

Schedule of other financial income and expense

As of December 31, (M$)	2022	2021	2020
Dividend income on non-consolidated subsidiaries	159	203	160
Capitalized financial expenses	310	134	110
Other	427	425	644
OTHER FINANCIAL INCOME	896	762	914
Accretion of asset retirement obligations	(430)	(449)	(607)
Other	(103)	(90)	(83)
OTHER FINANCIAL EXPENSE	(533)	(539)	(690)

Schedule of other non-current assets and changes in the valuation allowance on loans and advances

As of December 31, 2022		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,092	(255)	1,837
Other non-current financial assets related to operational activities	250	–	250
Other	301	–	301
TOTAL	2,643	(255)	2,388

As of December 31, 2021		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,364	(257)	2,107
Other non-current financial assets related to operational activities	312	–	312
Other	378	–	378
TOTAL	3,054	(257)	2,797

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,731	(273)	2,458
Other non-current financial assets related to operational activities	287	–	287
Other	65	–	65
TOTAL	3,083	(273)	2,810
(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

				Currency
	Valuation			translation	Valuation
For the year ended December 31,	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2022	(257)	(27)	11	18	(255)
2021	(273)	(6)	14	8	(257)
2020	(266)	(30)	15	8	(273)